Income Taxes (Details) - USD ($)		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Foreign net operating loss		$ 17,000	$ 12,500
Deduction limitation		80.00%
Unrecognized tax benefits
Interest expense		$ 0	$ 0	$ 0
Jersey [Member]y
Income Taxes [Line Items]
Corporate tax rate		0.00%
Taxable earning		10.00%
Jersey [Member]y
Income Taxes [Line Items]
Income tax return		2 years
UK [Member]
Income Taxes [Line Items]
Income tax return		2 years
France [Member]
Income Taxes [Line Items]
Income tax return		3 years
United States [Member]
Income Taxes [Line Items]
Income tax return		3 years
Switzerland [Member]
Income Taxes [Line Items]
Income tax return		5 years
Sweden [Member]
Income Taxes [Line Items]
Income tax return		6 years
Minimum [Member]
Income Taxes [Line Items]
Tax rate	19.00%
Maximum [Member]
Income Taxes [Line Items]
Tax rate	25.00%